Consolidated Balance Sheet - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash	R$ 44,512	R$ 46,224
Financial Assets	1,915,573	1,851,322
At Amortized Cost	1,375,782	1,275,799
Compulsory deposits in the Central Bank of Brazil	104,592	90,059
Interbank deposits	69,942	55,685
Securities purchased under agreements to resell	169,718	239,943
Voluntary investments with the Central Bank of Brazil	5,800	0
Loan and lease operations	822,590	714,104
Other financial assets	96,473	93,255
(-) Provision for Expected Loss	(41,079)	(47,051)
At Fair Value Through Other Comprehensive Income	105,622	109,942
At Fair Value Through Profit or Loss	434,169	465,581
Derivatives	69,045	76,504
Other financial assets	157	6
Investments in associates and joint ventures	6,121	15,570
Fixed assets, net	6,963	6,937
Goodwill and Intangible assets, net	21,110	17,330
Tax assets	58,433	66,095
Income tax and social contribution - current	1,636	3,547
Income tax and social contribution - deferred	50,831	56,583
Other	5,966	5,965
Other assets	16,494	15,773
Total assets	2,069,206	2,019,251
Liabilities and stockholders' equity
Financial Liabilities	1,621,786	1,579,686
At Amortized Cost	1,553,107	1,495,641
Deposits	850,372	809,010
Securities sold under repurchase agreements	252,848	273,364
Interbank market funds	177,145	156,035
Institutional market funds	138,636	138,308
Other financial liabilities	134,267	118,929
At Fair Value Through Profit or Loss	63,479	79,653
Derivatives	63,204	79,505
Structured notes	114	143
Provision for Expected Loss	5,200	4,392
Loan Commitments	4,433	3,485
Financial Guarantees	767	907
Provision for insurance and private pensions	214,976	221,000
Provisions	19,592	19,819
Tax liabilities	6,246	5,710
Income tax and social contribution - current	2,450	2,878
Income tax and social contribution - deferred	280	421
Other	3,516	2,411
Other liabilities	42,130	38,511
Total liabilities	1,904,730	1,864,726
Increse in capital	90,729	97,148
Treasury shares	(528)	(907)
Capital reserves	2,250	2,326
Revenue reserves	66,161	47,347
Other comprehensive income	(5,748)	(2,921)
Total stockholders' equity attributed to the owners of the parent company	152,864	142,993
Non-controlling interests	11,612	11,532
Total stockholders' equity	164,476	154,525
Total liabilities and stockholders' equity	2,069,206	2,019,251
Financial assets at amortised cost, category [member]
Assets
Securities	147,746	129,804
Liabilities and stockholders' equity
Other financial liabilities	134,106	118,924
Financial assets measured at fair value through other comprehensive income, category [member]
Assets
Investment Securities	105,622	109,942
Financial assets designated at fair value through profit or loss [member]
Assets
Investment Securities	364,967	389,071
Liabilities and stockholders' equity
Other financial liabilities	R$ 161	R$ 5